Expense Example - BlackRock U.S. Government Bond V.I. Fund	May 01, 2021 USD ($)
Class I Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 92
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	566
Expense Example, with Redemption, 10 Years	1,303
Class III Shares
Expense Example:
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	389
Expense Example, with Redemption, 5 Years	688
Expense Example, with Redemption, 10 Years	$ 1,538